Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
OPERATING ACTIVITIES
Net loss for the period	$ (13,514,534)	$ (10,700,496)
Items not affecting cash:
Amortization and depreciation	2,650,013	2,030,108
Income tax recovery	16,496	54,276
Bad debt	0	114,750
Arbitration settlement reserve	(951,878)	0
Shares issued for legal settlements	(187,105)	0
Gain on settlement of patent litigation	(635,480)	0
Gain on disposition of assets available for sale	0	(46,915)
Change in provision for reclamation deposit	0	15,403
Change in fair value of warrant liability	1,844,094	0
Change in fair value of convertible debt	(541,136)	0
Non-cash interest expense	0	276,232
Share-based payments	1,288,292	1,206,332
Total Adjustment	(13,378,208)	(7,158,862)
Changes in non-cash working capital:
Accounts and other receivables	903,822	(4,599,832)
Government remittances	151,118	0
Prepaid expenses and other current assets	(176,019)	572,495
Reclamation deposits	0	(2,532)
Assets held for sale	0	(48,980)
Accounts payable and accrued liabilities	2,911,966	3,808,353
Consideration payable	260,000	0
Deferred revenue	3,757	(891,951)
Net change in non?cash working capital	(3,584,446)	(523,535)
Net cash flow used in operating activities	(9,793,762)	(7,682,397)
INVESTING ACTIVITIES
Purchase of property and equipment	0	31,264
Proceeds from sale of assets held for sale	0	49,356
Acquisition of Engine	11,278,691	0
Net cash flow from investing activities	11,278,691	18,092
FINANCING ACTIVITIES
Proceeds from private placement	0	(6,303,211)
Share issue costs	0	42,822
Proceeds (payments) on promissory notes payable, net	185,397	(149,442)
Proceeds (payments) on line of credit, net	1,036,516	0
Payments on lease financing	(411,683)	(400,828)
Payments on credit facility	(825,510)
Net cash flow from financing activities	(15,280)	5,710,119
Impact of foreign exchange on cash	(3)	(50,944)
Change in cash	1,469,652	(2,005,130)
Cash, beginning of period	977,413	6,028,232
Cash, end of period	$ 2,447,065	$ 4,023,102